Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	May 31, 2011	May 31, 2010
OPERATING ACTIVITIES
Net (loss) for the year	$ (1,024,186)	$ (437,258)	$ (744,680)	$ (546,213)
Depreciation and amortization	11,541	10,738	12,499	14,303
Share based compensation	48,000	160,741	319,658	106,073
Deposits	(10,165)	(1,181)	(6,595)	(3,461)
Accounts receivable	(4,261)	3,040	3,691	5,132
Accounts payable	110	(2,925)	3,766	105
Other accrued liabilities	115,855	(4,187)	(2,183)	29,266
Net cash (used in) operating activities	(863,106)	(271,032)	(413,844)	(394,795)
INVESTING ACTIVITIES
Purchase of equipment	(8,011)	(8,658)	(13,656)	(12,785)
FINANCING ACTIVITIES
Transaction to retire shares from majority shareholder				(262,500)
Proceeds from private placement of preferred stock	1,851,000
Proceeds from private placement of common stock	544,000	261,000	525,000	510,000
Cash used for treasury stock purchase and retirement	(207,500)
Net cash (provided from) financing actives	2,187,500	261,000	525,000	247,500
Increase (decrease) in cash and cash equivalents	1,316,383	(18,690)	97,500	(160,080)
Cash and cash equivalents, beginning of year	252,302	154,802	154,802	314,882
Cash and cash equivalents, end of year	1,568,685	136,112	252,302	154,802
Cash paid for interest, net of interest capitalized
Cash paid for US income taxes
Cash paid for China Representative office taxes	$ 32,876	$ 27,229	$ 35,268	$ 31,496